INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities (Details 2) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Available for sale:
Amortized cost	$ 165,018	$ 195,284
Gross unrealized holding gains	741	772
Gross unrealized holding losses	11,817	93
Available-for-sale Securities	153,942	195,963
Mortgage-backed securities
Available for sale:
Amortized cost	9,239	5,799
Gross unrealized holding gains	159	232
Gross unrealized holding losses	37	2
Available-for-sale Securities	9,361	6,029
Held to maturity:
Amortized cost	3,116	3,581
Gross unrealized holding gains	114	192
Gross unrealized holding losses		1
Estimated fair value	3,230	3,772
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates
Available for sale:
Amortized cost	677	925
Gross unrealized holding gains	34	129
Gross unrealized holding losses	1	1
Available-for-sale Securities	710	1,053
Held to maturity:
Amortized cost	253	318
Gross unrealized holding gains	8	7
Gross unrealized holding losses		1
Estimated fair value	261	324
Federal National Mortgage Association adjustable-rate participation certificates
Available for sale:
Amortized cost	5,940	1,738
Gross unrealized holding gains	40	46
Gross unrealized holding losses	36	1
Available-for-sale Securities	5,944	1,783
Held to maturity:
Amortized cost	212	296
Gross unrealized holding gains	6	9
Gross unrealized holding losses
Estimated fair value	218	305
Government National Mortgage Association adjustable-rate participation certificates
Available for sale:
Amortized cost	2,622	3,136
Gross unrealized holding gains	85	57
Gross unrealized holding losses
Available-for-sale Securities	2,707	3,193
Held to maturity:
Amortized cost	2,651	2,967
Gross unrealized holding gains	100	176
Gross unrealized holding losses
Estimated fair value	$ 2,751	$ 3,143